New York Life Insurance Company 51 Madison Avenue New York, NY 10010 E-Mail: mary_najem@newyorklife.com www.newyorklife.com
Mary Najem Associate General Counsel
VIA EDGAR
May 1, 2025
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
NYLIAC Variable Universal Life Separate Account-I
File No. 333-147707 and 811-07798
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 28 on Form N-6 that was filed by the Registrant on April 10, 2025 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 10, 2025.
If you have any questions regarding the foregoing, please contact the undersigned at mary_najem@newyorklife.com.
Very truly yours,
/s/ Mary Najem Mary Najem Associate General Counsel